Participation in the U.S. Treasury Troubled Asset Relief Program - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended		0 Months Ended
	Jul. 03, 2012	Jan. 23, 2009	Dec. 31, 2013	Sep. 05, 2012	Dec. 19, 2013 Depositary Shares [Member]	Jan. 17, 2014 Series A Preferred Stock [Member] Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Newly issued shares		23,184			1,000,000
Number of shares issued and sold to Treasury		23,184
Liquidation preference as per securities purchase agreement		$ 1,000			$ 1,000
Warrant sold to purchase common shares as per securities purchase agreement		469,312
Warrant exercise price per common share		7.41
Term of Warrant			10 years
Cumulative dividend rate per annum on liquidation preference, first five years			5.00%
Cumulative dividend rate per annum on liquidation preference, after five years			9.00%
Sale of Preferred Shares to investors	23,184
Aggregate purchase price of warrant				$ 563,174
Percentage of ownership interest					2.50%
Share issued price per share					$ 25.00
Cost of Issuance, Public offering					1,868
Net proceeds from public offering			$ 7,500		$ 23,132
Numbers of shares to redeem						23,184
Preferred stock redemption date						Feb. 15, 2014